Dreyfus Florida
      Municipal Money
      Market Fund

      SEMIANNUAL REPORT December 31, 2002



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            17   Statement of Assets and Liabilities

                            18   Statement of Operations

                            19   Statement of Changes in Net Assets

                            20   Financial Highlights

                            21   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                      Dreyfus Florida Municipal
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We  present  this  semiannual  report for Dreyfus Florida Municipal Money Market
Fund, covering the six-month period from July 1, 2002 through December 31, 2002.
Inside,  you'll find valuable information about how the fund was managed during the  reporting period, including a discussion with the fund's portfolio manager,
Joseph    Irace.

During the reporting period, tax-exempt money market funds helped investors preserve their capital and reduce current income taxes while stock prices declined. In an environment roiled by allegations of corporate scandal, a lackluster economy and the threat of war, investors flocked to high-quality, short-term securities. However, largely because of the Federal Reserve Board's efforts to stimulate renewed economic growth, interest rates and money market yields have declined to their lowest levels in more than 40 years.

Can the money markets continue to protect investors' capital? While there are no guarantees, we believe it's likely they can. But over the longer term, investing only in money market funds may incur substantial levels of opportunity risk, which is the danger of missing out on chances to earn higher levels of growth or income. In our view, money market funds are an excellent choice for emergency reserves and money that you may need to spend over the next several years, but they probably are not the best alternatives for building wealth over the long term.

Your financial advisor can help you determine which long-term investments are appropriate for your individual needs, goals and attitudes toward risk.
Investors with the patience and discipline to weather today's market uncertainty may reap the potential benefits of the better economic times that we believe lie ahead.

Thank you for your continued confidence and support.

Sincerely,


/s/Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus Florida Municipal Money Market Fund perform during the period?

For the six-month period ended December 31, 2002, the fund produced an annualized yield of 0.96%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.96% for the same period.(1

We attribute the fund's modest yield to declining interest rates, which fell toward historical lows as the Federal Reserve Board (the "Fed") continued its attempts to stimulate the U.S. economy during the reporting period.

What is the fund's investment approach?

The fund seeks a high level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity

To pursue this goal, the fund normally invests at least 80% of its net assets in municipal obligations that provide income exempt from federal income tax, and which enable the fund's shares to be exempt from the Florida intangible personal property tax. In so doing, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments in which the fund invests. Second, we actively manage the fund's average maturity in anticipation of what we believe are supply-and-demand changes in Florida's short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable the fund to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest.
New securities that

                                                                      The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

are generally issued with maturities in the one-year range may in turn cause us to lengthen the fund' s average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund's average maturity in an effort to take advantage of then-current opportunities. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

The fund was affected by generally weak economic growth during the second half of 2002. Despite widespread expectations to the contrary, the Fed's aggressive interest-rate reductions in 2001 failed to reignite meaningful economic growth, and the U.S. economy continued to perform inconsistently during the reporting period. Positive economic factors, such as significant growth of domestic gross product, were offset by negative ones, including rising unemployment, declining consumer confidence and low levels of corporate capital spending. In November, the Fed responded with its only rate cut of 2002, a 0.50 percentage-point reduction that drove short-term interest rates to 1.25%.

As  short-term  interest  rates  fell,  so did yields of tax-exempt money market instruments.  In  addition, yields were subject to further downward pressures as demand  for  high-quality,  short-term  securities  remained high from investors seeking  a  more  stable  alternative  to  a persistently volatile stock market.
Heightened   international   tensions  related  to  a  possible  war  with  Iraq
intensified this "flight to quality."

In this challenging environment, yield differences between very short-term and longer-term money market securities remained relatively narrow. As a result, we had little incentive to purchase securities with maturities beyond nine months.
Instead, we focused on money market instruments in the three- to nine-month range. Our security selection strategy led us to focus on notes from Florida school districts and the state government's short-term, general obligation debt


Although Florida's and many other states' fiscal conditions have suffered during the recent period of economic weakness, we believe that Florida has generally fared better than many other areas of the country. The major, independent credit rating agencies apparently agree, because they have maintained the state's credit rating in the double-A range with a stable outlook.

What is the fund's current strategy?

Because we currently see few signs of stronger economic growth, we have maintained a generally defensive strategy that continues to focus on securities in the three- to nine-month maturity range. As of year-end, however, the fund's weighted average maturity was relatively short, reflecting seasonal factors related to Florida' s intangibles tax. We are watchful for opportunities to capture higher yields, and we have positioned the fund to take advantage of such opportunities as they arise and as we deem appropriate.

January 15, 2003

(1)   ANNUALIZED  EFFECTIVE  YIELD IS BASED UPON  DIVIDENDS  DECLARED  DAILY AND
      REINVESTED  MONTHLY.  PAST  PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
      YIELDS  FLUCTUATE.  SOME INCOME MAY BE SUBJECT TO THE FEDERAL  ALTERNATIVE
      MINIMUM TAX (AMT) FOR CERTAIN INVESTORS.  AN INVESTMENT IN THE FUND IS NOT
      INSURED OR  GUARANTEED  BY THE FDIC OR THE U.S.  GOVERNMENT.  ALTHOUGH THE
      FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT
      IS  POSSIBLE  TO LOSE  MONEY BY  INVESTING  IN THE  FUND.  YIELD  PROVIDED
      REFLECTS  THE  ABSORPTION  OF FUND  EXPENSES  BY THE  DREYFUS  CORPORATION
      PURSUANT TO AN UNDERTAKING  IN EFFECT THAT MAY BE EXTENDED,  TERMINATED OR
      MODIFIED AT ANY TIME.  HAD THESE  EXPENSES NOT BEEN  ABSORBED,  THE FUND'S
      YIELD WOULD HAVE BEEN LOWER.

                                                             The Fund
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STATEMENT OF INVESTMENTS

December 31, 2002 (Unaudited)

                                                                                               Principal
TAX EXEMPT INVESTMENTS--98.6%                                                                 Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Alachua County Health Facilities Authority

  Health Facilities Revenue, VRDN:

    (Oak Hammock University of Florida Project)

         1.80% (LOC; BNP Paribas)                                                            27,250,000  (a)          27,250,000

      (Shands Teaching Hospital)

         1.32% (Insured; MBIA and Liquidity Facility;
         Wachovia Bank)                                                                         250,000  (a)             250,000

Boca Raton, Water and Sewer Revenue, Refunding

   2.50%, 10/1/2003                                                                             100,000                  100,702

Brevard County, Private School Revenue, VRDN

   (Holy Trinity Episcopal)
   1.40% (LOC; Wachovia Bank)                                                                 2,455,000  (a)           2,455,000

Broward County:

   GO Notes, Refunding, 4%, 1/1/2003                                                          3,000,000                3,000,209

   IDR, VRDN:

      (GB Instruments Inc. Project)

         1.67% (LOC; Bank of America)                                                         2,520,000  (a)           2,520,000

      (Rex Three Inc. Project)

         1.50% (LOC; Wachovia Bank)                                                           2,565,000  (a)           2,565,000

Broward County Airport Exempt Facility, Revenues, VRDN

   (Learjet Inc. Project) 1.70% (LOC; Bank of America)                                        1,300,000  (a)           1,300,000

Broward County Airport System, Revenues

   (Passenger Facilities)
   4.50%, 10/1/2003 (Insured; AMBAC)                                                          3,425,000                3,500,974

Broward County Housing Finance Authority:

  Sales Tax Revenue

    CP:

         1.10%, 1/14/2003

            (Liquidity Facility; Credit Locale de France)                                     2,500,000                2,500,000

         1.10% 1/15/2003

            (Liquidity Facility; Credit Locale de France)                                     2,000,000                2,000,000

         1.13%, 1/16/2003

            (Liquidity Facility; Credit Locale de France)                                       500,000                  500,000

   VRDN:

      MFHR:

         (Golf View Gardens Apartments Project)

            1.66% (LOC; Regions Bank)                                                         8,850,000  (a)           8,850,000

         Refunding (Island Club Apartments)

            1.56% (Liquidity Facility; FHLM)                                                  3,835,000  (a)           3,835,000

      SFMR, Merlots Program

         1.70% (LOC: FNMA, GNMA and Wachovia Bank)                                               50,000  (a)              50,000

Cape Coral, Water and Sewer Revenue, Refunding

   4.50%, 10/1/2003 (Insured; FSA)                                                              450,000                  460,835


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Capital Projects Finance Authority
  Health Facilities Revenue

   VRDN (Glenridge On Palmer Ranch)
   1.80% (LOC; Bank of Scotland)                                                             10,550,000  (a)          10,550,000

Coral Springs Improvement District
   Water and Sewer Revenue

   Refunding 1.45%, 6/1/2003 (Insured; MBIA)                                                    160,000                  159,966

Dade County:

  Aviation Revenue (Miami International Airport):

      5.40%, 10/1/2003 (Insured; MBIA)                                                        1,005,000                1,032,444

      Refunding 5.75%, 10/1/2003 (Insured; FSA)                                               1,800,000                1,856,581

   Water and Sewer System Revenue
      4.60%, 10/1/2003 (Insured; FGIC)                                                          100,000                  102,005

Dade County Educational Facilities Authority, College and

  University Revenue, Refunding (University of Miami)

   5.50%, 4/1/2003 (Insured; MBIA)                                                              500,000                   504,815

Dade County Industrial Development Authority

  VRDN, Refunding

  (Florida Power and Lighting Co. Project):

      Exempt Facilities Revenue 1.40%                                                        18,550,000  (a)          18,550,000

      PCR 1.80%                                                                                 200,000  (a)             200,000

Dade County School District, GO Notes, Refunding

   5%, 7/15/2003 (Insured; AMBAC)                                                               250,000                  254,925

Escambia County Housing Finance Authority, SFMR, VRDN

  Merlots Program 1.70% (Liquidity Facility: FNMA,

   GNMA and Wachovia Bank)                                                                    3,900,000  (a)           3,900,000

State of Florida, Department of Transportation

   GO Notes 3.75%, 7/1/2003                                                                     860,000                  868,628

Florida Board of Education:

  GO Notes:

      3.375%, 1/1/2003                                                                          825,000                  825,042

      Refunding 4%, 6/1/2003                                                                  4,275,000                4,320,746

   Lottery Revenue 5%, 7/1/2003 (Insured; FGIC)                                                 475,000                  483,242

Florida Board of Education Capital Outlay, GO Notes:

   5.50%, 1/1/2003                                                                              600,000                  600,066

   5.70%, 6/1/2003                                                                              300,000  (b)             308,273

   5%, Series B, 6/1/2003                                                                       200,000                  202,917

   5%, Series C, 6/1/2003                                                                       100,000                  101,311

Florida Department of Environmental Protection

  Preservation Revenue:

      3.50%, 7/1/2003 (Insured; FGIC)                                                         3,040,000                3,065,455

      5.25%, 7/1/2003 (Insured; FGIC)                                                           300,000                  305,554

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Florida Development Finance Corporation
  IDR, VRDN:

    (Air Technology)

         1.55% (LOC; Wachovia Bank)                                                           2,000,000  (a)           2,000,000

      (Byrd Technology Inc.):

         1.20% (LOC; Wachovia Bank)                                                              60,000  (a)              60,000

         1.55% (LOC; Wachovia Bank)                                                           1,570,000  (a)           1,570,000

      (Downey Glass Industries)

         1.55% (LOC; Wachovia Bank)                                                           1,040,000  (a)           1,040,000

      (Energy Planning Associates)

         1.55% (LOC; Wachovia Bank)                                                           1,480,000  (a)           1,480,000

      (Florida Steel Project)

         1.55% (LOC; Wachovia Bank)                                                           1,155,000  (a)           1,155,000

      (Inco Chemical Supply Co.)

         1.55% (LOC; Wachovia Bank)                                                           2,040,000  (a)           2,040,000

      (Increte LLC Project)

         1.55% (LOC; Wachovia Bank)                                                           2,600,000  (a)           2,600,000

      (Kelray Real Estate Project)

         1.55% (LOC; Wachovia Bank)                                                           1,050,000  (a)           1,050,000

      (Retro Elevator Corp. Project):

         1.20% (LOC; Wachovia Bank)                                                              50,000  (a)              50,000

         1.55% (LOC; Wachovia Bank)                                                             945,000  (a)             945,000

      (Sun and Skin Care Resource Project)

         1.55% (LOC; Wachovia Bank)                                                             940,000  (a)             940,000

      (Trese Inc. Project)

         1.55% (LOC; Wachovia Bank)                                                           1,500,000  (a)           1,500,000

      (University of Southern Florida Foundation)

         1.55% (LOC; SunTrust Bank)                                                           1,240,000  (a)           1,240,000

Florida Division of Bond Finance Department

  General Services Revenues:

      (Department of Environmental
         Preservation 2000):

            5%, 7/1/2003 (Insured; FSA)                                                         500,000                  508,104

            6%, 7/1/2003 (Insured; AMBAC)                                                     1,520,000                1,553,682

      (Department of National Resource
         Preservation 2000):

            5%, 7/1/2003 (Insured; FSA)                                                         200,000                  203,095

            5.50%, 7/1/2003 (Insured; FSA)                                                      370,000  (b)             381,387

Florida Gulf Coast University Foundation Inc., COP

  College and University Revenue, VRDN

   1.65% (LOC; Wachovia Bank)                                                                 1,300,000  (a)           1,300,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Florida Housing Finance Agency, Housing Revenue, VRDN

  (Caribbean Key):

      1.30% (LOC; Key Bank)                                                                     100,000  (a)             100,000

      1.60% (LOC; FNMA)                                                                      10,500,000  (a)          10,500,000

   (Parrots Landing) 1.35% (LOC; FNMA)                                                          100,000  (a)             100,000

Florida Housing Finance Corporation, MFHR, VRDN:

   (BridgeWater Club) 1.45% (LOC; SunTrust Bank)                                              3,000,000  (a)           3,000,000

   (Buchanan Bay) 1.75% (LOC; Merrill Lynch)                                                  1,485,000  (a)           1,485,000

   (Falls of Venice Project) 1.61% (LOC; FNMA)                                                8,660,000  (a)           8,660,000

Florida Turnpike Authority, Turnpike Revenue, Refunding

  Department of Transportation

   5%, 7/1/2003 (Insured; FGIC)                                                                 300,000                  304,643

Florida Water Pollution Control Financing

   Corporation Revenue 5%, 1/15/2004                                                            190,000                  197,010

Gainesville, Utility and Electric Revenue, CP:

   1.05%, 1/14/2003 (LOC; Bayerische Landesbank)                                              9,028,000                9,028,000

   1.10%, 1/16/2003 (LOC; Bayerische Landesbank)                                              2,000,000                2,000,000

Hernando County School District, GO Notes, Refunding

   2.50%, 8/1/2003 (Insured; MBIA)                                                              500,000                  502,870

Highlands County Health Facilities Authority

   Health Facilities Revenue, VRDN
   (Adventist Health System) 1.27%
   (Insured; MBIA and Liquidity Facility; Bank of America)                                    3,000,000  (a)           3,000,000

Hillsborough County, Utility Revenue, Refunding

   5%, 8/1/2003 (Insured; AMBAC)                                                                200,000                  204,136

Hillsborough County Port District
   Special Refunding Revenue

   (Tampa Port Authority)

   6.50%, 6/1/2003 (Insured; FSA)                                                             2,000,000                2,041,180

Homestead Special Insurance Assessment, Revenue

   5.25%, 3/1/2003 (Insured; MBIA)                                                              150,000                  150,780

Indian River County School District
   GO Notes, Refunding

   2.50%, 4/1/2003 (Insured; FSA)                                                               400,000                  400,976

Inland Protection Financing Corporation

  Special Obligation Revenue:

      5%, 1/1/2003 (Insured; FSA)                                                               300,000                  300,027

      5%, 1/1/2004 (Insured; FSA)                                                             1,220,000  (b)           1,263,119

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

City of Jacksonville:

  Healthcare Revenue

      CP (Mayo Foundation) 1.45%, 1/16/2003                                                   2,000,000                2,000,000

   VRDN:

      HR (University Medical Center Inc. Project)

         1.70% (LOC; JPMorgan Chase Bank)                                                    14,100,000  (a)          14,100,000

      IDR (University of Florida Health Science Center)

         1.75% (Liquidity Facility; Bank of America)                                          1,600,000  (a)           1,600,000

      PCR, Refunding

         (Florida Power and Light Co. Project) 1.80%                                            250,000  (a)             250,000

      Revenue 1.55%

         (Insured; AMBAC and Liquidity Facility: Bank of

         America, Bank One and SunTrust Bank)                                                 3,100,000  (a)           3,100,000

Jacksonville Beach, Utilities Revenue, Refunding

   2%, 4/1/2003 (Insured; AMBAC)                                                                630,000                  630,766

Jacksonville Economic Development Community

  IDR, VRDN (Load King Manufacturing Co. Inc. Project)

   1.72% (LOC; SouthTrust Bank)                                                               3,200,000  (a)           3,200,000

Jacksonville Electric Authority, Revenue:

   Refunding (St. John River) 6.50%, 10/1/2003                                                1,500,000                1,536,002

   VRDN:

      1.45% (Liquidity Facility; Bank of America)                                            25,600,000  (a)          25,600,000

      1.45% (Liquidity Facility; Dexia Credit Locale)                                         1,700,000  (a)           1,700,000

      1.45% (Liquidity Facility;
         Westdeutsche Landesbank)                                                            21,000,000  (a)          21,000,000

      1.45%, Series B (Liquidity Facility; Landesbank

         Hessen-Thuringen Girozentrale)                                                      26,800,000  (a)          26,800,000

      1.45%, Series F (Liquidity Facility; Landesbank

         Hessen-Thuringen Girozentrale)                                                      26,475,000  (a)          26,475,000

Jacksonville Health Facilities Authority, HR:

  (St. Vincent's Medical Center Inc.)

      9.125%, 1/1/2003                                                                          125,000  (b)             125,011

   VRDN, Refunding (Genesis Rehabilitation Hospital)

      1.75%, (LOC; Bank of America)                                                             200,000  (a)             200,000

Key West Utility Board, Electric Revenue, Refunding

   3.25%, 10/1/2003 (Insured; AMBAC)                                                            250,000                  252,859

Kissimmee Utility Authority, Utility Electric Revenue, CP

   1.05%, 1/16/2003
   (Liquidity Facility; Bank of Nova Scotia)                                                  1,500,000                1,500,000

Lake County Industrial Development Authority

  Industrial Revenue, VRDN

  (U.S. Nutraceuticals LLC Project)

   1.75% (LOC; Huntington NB)                                                                 2,000,000  (a)           2,000,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Lee County Housing Finance Authority, VRDN:

  MFHR (Heron Pond Apartments)

      1.66% (LOC; Regions Bank)                                                               6,500,000  (a)           6,500,000

   SFMR, Merlots Program

      1.70% (LOC; FNMA, GNMA, and Wachovia Bank)                                              6,570,000  (a)           6,570,000

Lee County Industrial Development Authority, VRDN:

  Health Care Facility Revenue

    (Cypress Cove Health Park)

      1.60% (LOC; Keybank)                                                                    5,700,000  (a)           5,700,000

   IDR

      (Currier Roof Tile Project)

      1.75% (LOC; Huntington NB)                                                              2,720,000  (a)           2,720,000

Lee County Solid Waste Systems, RRR, Refunding

   5%, 10/1/2003 (Insured; MBIA)                                                              1,250,000                1,281,117

Manatee County, PCR, Refunding, VRDN

   (Florida Power and Light Co. Project) 1.55%                                               15,600,000  (a)          15,600,000

Marion County Industrial Development Authority
   IDR, VRDN:

      Refunding (Florida Convalescent Centers Project)

         1.50% (LOC; Wells Fargo Bank)                                                          600,000  (a)             600,000

      (Universal Forest Products)

         1.55% (LOC; Wachovia Bank)                                                           2,500,000  (a)           2,500,000

Martin County, PCR, Refunding, VRDN

   (Florida Power and Light Co. Project) 1.80%                                                5,050,000  (a)           5,050,000

Miami, Special Obligation Revenue, Refunding

  (Homeland Defense Neighborhood Project)

   3%, 9/1/2003 (Insured; MBIA)                                                               3,730,000                3,768,451

Miami Dade County, Transportation Revenue, CP

  (Miami-Dade Aviation Authority):

    1.50%, 1/10/2003

         (Liquidity Facility: Bayerische Landesbank, JPMorgan

         Chase Bank, and State Street Bank & Trust)                                           8,319,000                8,319,000

      1.10%, 2/10/2003

         (Liquidity Facility: Bayerische Landesbank, JPMorgan

         Chase Bank, and State Street Bank & Trust)                                           4,500,000                4,500,000

      1.15%, 2/12/2003

         (Liquidity Facility: Bayerische Landesbank, JPMorgan

         Chase Bank, and State Street Bank & Trust)                                           5,016,000                5,016,000

Miami-Dade County Educational Facilities Authority

  College and University Revenue, Refunding

   (University of Miami)
   4.60%, 4/1/2003 (Insured; AMBAC)                                                             200,000                  201,129

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Miami-Dade County Industrial Development Authority, VRDN:

  IDR:

    (EEG Properties Inc. Project)

         1.55% (LOC; Wachovia Bank)                                                             915,000  (a)             915,000

      (Fine Art Lamps Project) 1.65%

         (LOC; SunTrust Bank)                                                                 2,550,000  (a)           2,550,000

      (Futurama Project) 1.72% (LOC; SouthTrust Bank)                                         1,415,000  (a)           1,415,000

   Industrial Revenue

      (Professional Modification Services Inc.)

      1.45% (LOC; Deutsche Bank)                                                             14,200,000  (a)          14,200,000

North Miami Educational Facilities, Revenue, VRDN

  (Miami Country Day School Project)

   1.60% (LOC; Bank of America)                                                                 150,000  (a)             150,000

Ocala, Electric Revenue, Refunding

   3.25%, 10/1/2003 (Insured; FSA)                                                              655,000                  662,490

Orange County Housing Finance Authority, VRDN:

  Home Owner Revenue

    1.80%, (Liquidity Facility; Lehman Liquidity LLC and

      LOC: FNMA and GNMA)                                                                     5,475,000  (a)           5,475,000

   MFHR

      (Windsor Pines Partners)
      1.61% (LOC; Bank of America)                                                            5,630,000  (a)           5,630,000

Orange County School Board, COP, LR, VRDN:

  1.70% (Insured; AMBAC and Liquidity Facility;

      SunTrust Bank)                                                                          2,395,000  (a)           2,395,000

   1.70% (Insured; MBIA and Liquidity Facility;

      SunTrust Bank)                                                                          1,000,000  (a)           1,000,000

Osceola County Capital Improvements, Revenue

   5%, 9/1/2003 (Insured; MBIA)                                                               2,000,000                2,047,301

Palm Beach County:

  Revenue

    (Town of Palm Beach Restoration Project)

      5%, 1/1/2004 (Insured: FSA)                                                               100,000                  103,452

   VRDN:

      Airport Revenue

         (Jet Aviation Project)

         1.70% (LOC; Fleet National Bank)                                                     3,700,000  (a)           3,700,000

      EDR

         (YMCA Boynton Beach Project)

         1.55% (LOC; Suntrust Bank)                                                           2,000,000  (a)           2,000,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Palm Beach County (continued):

  VRDN (continued):

    IDR:

         (Palm Beach Bedding Co. Project)

            1.45% (LOC; Wachovia Bank)                                                        3,505,000  (a)           3,505,000

         Refunding (Eastern Metal Supply)

            1.50% (LOC; Wachovia Bank)                                                        3,950,000  (a)           3,950,000

      Revenue

         (Jewish Community Campus Project)

         1.55%, (LOC; Northern Trust Company)                                                 1,600,000  (a)           1,600,000

      Student Housing Revenue

         (Community College Foundation Project)

         1.70% (LOC; Bank of America)                                                         3,000,000  (a)           3,000,000

Palm Beach County Educational Facilities Authority

  Educational Facilities Revenue, VRDN

   (Atlantic College) 1.60% (LOC; Bank of America)                                           11,800,000  (a)          11,800,000

Palm Beach County Housing Finance Authority
   MFHR, VRDN (Azalea Place Apartments Project)

   1.61% (LOC; SunTrust Bank)                                                                 2,485,000  (a)           2,485,000

Pinellas County Industrial Development Authority, IDR
   VRDN:

      (Sure-Feed Engineering Project)

         1.70% (LOC; Bank of America)                                                           150,000  (a)             150,000

      (Ven Tel Plastics Project)

         1.50% (LOC; Wachovia Bank)                                                           4,410,000  (a)           4,410,000

Pinellas County Health Facilities Authority, Revenue

  VRDN, Refunding

  Pooled Hospital Loan Program 1.60%

   (Insured; AMBAC and Liquidity Facility; SunTrust Bank)                                     1,700,000  (a)           1,700,000

Pinellas County School District, Revenue, TAN

   2.50%, 6/30/2003                                                                           7,000,000                7,030,766

Polk County Industrial Development Authority, IDR, VRDN

  Refunding (Florida Convention Centers Project)

   1.40% (LOC; Toronto Dominion Bank)                                                           100,000  (a)             100,000

Putnam County Development Authority, PCR, VRDN

  (National Rural Utilities-Seminole Electric):

      1.80%, Series H-1                                                                         450,000  (a)             450,000

      1.80%, Series H-2                                                                         580,000  (a)             580,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Reedy Creek Improvement District, GO Notes, Refunding

   3.50%, 6/1/2003 (Insured; AMBAC)                                                             250,000                  251,845

Sarasota County Public Hospital District, CP

  (Sarasota Memorial Hospital):

      1.08%, 1/8/2003 (LOC; SunTrust Bank)                                                      840,000                  840,000

      1.05%, 1/16/2003 (LOC; SunTrust Bank)                                                   6,800,000                6,800,000

Sarasota County Second Guaranteed Entitlement, Revenue

   Refunding 3.60%, 10/1/2003 (Insured: FGIC)                                                   100,000                  101,553

Seminole County, Local Option Gas Tax Revenue

   Refunding 5%, 10/1/2003 (Insured; FGIC)                                                      200,000                  205,183

SouthEast Volusia Hospital District, Revenues, VRDN

  (Bert Fish Medical Center)

   1.65% (LOC; SouthTrust Bank)                                                                 700,000  (a)             700,000

St. John's County Housing Finance Authority, MFHR, VRDN

  (Ponce Harbor Apartment)

   1.70% (LOC; SouthTrust Bank)                                                               6,000,000  (a)           6,000,000

St. Lucie County, VRDN:

  IDR (A-1 Roof Trusses Co. Project)

      1.77% (LOC; SouthTrust Bank)                                                            1,375,000  (a)           1,375,000

   PCR, Refunding

      (Florida Power and Light Co. Project) 1.40%                                            23,400,000  (a)          23,400,000

Sumter County Industrial Authority, Revenues, VRDN

  (Villages Tri-County Medical Center)

   1.65% (LOC; Huntington NB)                                                                 4,000,000  (a)           4,000,000

Sunshine State Governmental Financing Commission, Revenue:

  CP:

      1.20%, 1/1/2003
         (Liquidity Facility; Dexia Credit Locale)                                            3,555,000                3,554,959

      1.25%, 1/6/2003
         (Liquidity Facility; Bank of Nova Scotia)                                              500,000                  500,000

      1.05%, 1/15/2003
         (Liquidity Facility; Bank of Nova Scotia)                                            1,000,000                1,000,000

      1.25%, 1/21/2003 (Insured; FGIC and Liquidity

         Facility; Landesbank Hessen-Thuringen Girozentrale)                                    800,000                  800,000

      1.50%, 1/21/2003 (Insured; FGIC and Liquidity

         Facility; Landesbank Hessen-Thuringen Girozentrale)                                    200,000                  200,000

   VRDN

      1.40% (Insured; AMBAC and Liquidity Facility;

      Dexia Credit Locale)                                                                    6,200,000  (a)           6,200,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

City of Tallahassee, IDR, VRDN

  (Rose Printing Co. Inc. Project)

   1.55% (LOC; Wachovia Bank)                                                                 2,200,000  (a)           2,200,000

Tallahassee-Leon County Civic Center
   Recreational Revenue

   VRDN, Refunding 1.55% (LOC; SunTrust Bank)                                                 3,660,000  (a)           3,660,000

Volusia County Housing Finance Authority, MFHR

  VRDN, Refunding (Anatole Apartments)

   1.60% (Liquidity Facility; FNMA)                                                           2,000,000  (a)           2,000,000

West Palm Beach, Public Service Tax Revenue

   3.75%, 3/1/2003 (Insured; AMBAC)                                                             500,000                  501,394
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $521,872,762)                                                             98.6%              521,872,977

CASH AND RECEIVABLES (NET)                                                                         1.4%                7,380,381

NET ASSETS                                                                                       100.0%              529,253,358

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

AMBAC               American Municipal Bond Assurance
                    Corporation

COP                 Certificate Of Participation

CP                  Commercial Paper

EDR                 Economic Development Revenue

FGIC                Financial Guaranty Insurance
                    Company

FHLM                Federal Home Loan Mortgage

FNMA                Federal National Mortgage
                    Association

FSA                 Financial Security Assurance

GNMA                Government National Mortgage
                    Association

GO                  General Obligation

HR                  Hospital Revenue

IDR                 Industrial Development Revenue

LOC                 Letter of Credit

LR                  Lease Revenue

MBIA                Municipal Bond Investors Assurance
                    Insurance Corporation

MFHR                Multi-Family Housing Revenue

PCR                 Pollution Control Revenue

RRR                 Resource Recovery Revenue

SFMR                Single Family Mortgage Revenue

TAN                 Tax Anticipation Notes

VRDN                Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               77.0

AAA, AA, A (c)                   Aaa, Aa, A (c)                  AAA, AA, A (c)                                   14.0

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                     9.0

                                                                                                                 100.0

(A)   SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
      CHANGE.

(B)   BONDS  WHICH  ARE  PREREFUNDED  ARE  COLLATERALIZED  BY  U.S.   GOVERNMENT
      SECURITIES  WHICH ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
      INTEREST  ON THE  MUNICIPAL  ISSUE AND TO RETIRE  THE BONDS IN FULL AT THE
      EARLIEST REFUNDING DATE.

(C)   NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF
      THE ISSUERS.

(D)   SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
      HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF COMPARABLE  QUALITY TO THOSE
      RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(E)   AT  DECEMBER  31,  2002 THE FUND HAD  $138,489,251  (26.2% OF NET  ASSETS)
      INVESTED  IN  SECURITIES  WHOSE  PAYMENT  OF  PRINCIPAL  AND  INTEREST  IS
      DEPENDANT UPON REVENUES GENERATED FROM UTILITY ELECTRIC PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           521,872,762   521,872,977

Cash                                                                  7,778,354

Interest receivable                                                   1,159,336

Prepaid expenses                                                          7,155

                                                                    530,817,822
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           137,795

Payable for shares of Beneficial Interest redeemed                    1,383,794

Accrued expenses                                                         42,875

                                                                      1,564,464
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      529,253,358
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     529,253,473

Accumulated net realized gain (loss) on investments                       (330)

Accumulated gross unrealized appreciation of investments                    215
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      529,253,358
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial           529,253,473
  Interest authorized)

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,901,229

EXPENSES:

Management fee--Note 2(a)                                              615,100

Shareholder servicing costs--Note 2(b)                                  90,373

Professional fees                                                       24,337

Registration fees                                                       13,317

Trustees' fees and expenses--Note 2(c)                                  13,205

Custodian fees                                                          10,647

Prospectus and shareholders' reports                                     4,044

Miscellaneous                                                            7,752

TOTAL EXPENSES                                                         778,775

Less--reduction in management fee due to
  undertaking--Note 2(a)                                              (39,858)

NET EXPENSES                                                           738,917

INVESTMENT INCOME--NET                                               1,162,312
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE1(B) ($):

Net realized gain (loss) on investments                                    119

Net unrealized appreciation (depreciation) on investments                  175

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     294

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,162,606

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                        December 31, 2002           Year Ended
                                              (Unaudited)        June 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,162,312            3,415,953

Net realized gain (loss) from investments             119               15,409

Net unrealized appreciation (depreciation)
   of investments                                     175              (11,317)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,162,606            3,420,045
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                         (1,162,312)          (3,415,953)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 596,873,544          802,157,420

Dividends reinvested                            1,061,032            3,039,470

Cost of shares redeemed                      (284,014,209)        (808,912,209)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      313,920,367           (3,715,319)

TOTAL INCREASE (DECREASE) IN NET ASSETS       313,920,661           (3,711,227)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           215,332,697          219,043,924

END OF PERIOD                                 529,253,358          215,332,697

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                         December 31, 2002                                  Year Ended June 30,
                                                                    ----------------------------------------------------------------
                                                (Unaudited)         2002          2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                 .005          .015          .033          .031           .027          .031

Distributions:

Dividends from
   investment income--net                             (.005)        (.015)        (.033)         (.031)        (.027)        (.031)

Net asset value, end of period                        1.00          1.00          1.00           1.00          1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .95(a)       1.46          3.34           3.18          2.71          3.12
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .60(a)        .59           .60            .60           .57           .59

Ratio of net investment income
   to average net assets                               .94(a)       1.43          3.26           3.15          2.67          3.08

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                             .03(a)        .03           .04            .05           .09           .10
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     529,253       215,333        219,044       192,902        176,345       164,923

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Florida Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor" ), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $449 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to June 30, 2002. If not applied, the carryover expires in fiscal 2006.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2002 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2002 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTE 2--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager had undertaken through December 31, 2002, to reduce the management fee paid by the fund to the extent that the fund' s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded an annual rate of .60 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $39,858 during the period ended December 31, 2002.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2002, the fund was charged $65,169 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2002, the fund was charged $12,208 pursuant to the transfer agency agreement.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

receives an annual fee of $30,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receives 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


                  For More Information

                        Dreyfus Florida Municipal Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call
1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  741SA1202